Organization, Nature of Business and Basis of Presentation (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Retained Earnings (Accumulated Deficit)	$ 13,992,238	$ 14,184,160
Other Liabilities, Noncurrent		359,338
Deferred income tax liability	0	350,000
Operating Income (Loss)	363,685	(6,652,693)
Total stockholders' equity (deficiency)	314,180	(434,564)	5,821,942
Capital Lease Obligations	714,506
Taag [Member]
Working Capital Deficit	1,200,000
Taxes Payable	420,000
Line of Credit Facility, Amount Outstanding	50,000
Payments to Acquire Loans Receivable	1,009,115
Intangible Assets, Net (Excluding Goodwill)		617,757
Impairment loss related to the acquisition	0	1,602,638
Other Liabilities, Noncurrent		359,338
Deferred income tax liability		350,000
Operating Income (Loss)	335,272
Capital Lease Obligations	50,000
Goodwill		$ 1,344,219